UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2009
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:             Heitman Real Estate Securities LLC
Address:          191 North Wacker Drive
                  Suite 2500
                  Chicago, IL  60606

Form 13F File Number:      28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Nancy B. Lynn
Title:            Vice President
Phone:            312-849-4153

Signature, Place and Date of Signing:



/s/ Nancy B. Lynn                   Chicago, IL      August 13, 2009
--------------------                -----------      ---------------
[Signature]                         [City, State]    [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:   FIVE (5)

Form 13F Information Table Entry Total:     111

Form 13F Information Table Value Total:     1,506,743

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number    Name

1            028-11931               Old Mutual (US) Holdings, Inc.

2            028-11581               Old Mutual Capital, Inc.

3            028-598                 The Penn Mutual Life Insurance Company

4            028-12002               Heitman LLC

5            028-12003               KE I LLC

Heitman Real Estate Securities LLC
FORM 13F
30-Jun-09


                                TITLE OF                     VALUE    SHARES/   SH/ PUT/  INVSTMT     OTHER      VOTING AUTHORITY
    NAME OF ISSUER               CLASS             CUSIP    (x1000)   PRN AMT   PRN CALL  DSCRETN    MANAGERS   SOLE   SHARED   NONE
-----------------------         --------         ---------  --------  -------   --- ----  -------   ---------   -----  ------   ----
Acadia Realty Trust                 COM SH BEN INT  004239109     9696    742957 SH       DEFINED    1,4,5        80904      662053
Acadia Realty Trust                 COM SH BEN INT  004239109      146     11221 SH       OTHER      1,2,4,5      11221
Alexandria Real Estate Equities Inc COM             015271109    10354    289286 SH       DEFINED    1,4,5        50523      238763
Alexandria Real Estate Equities Inc COM             015271109      209      5830 SH       OTHER      1,2,4,5       5830
AMB Property Corp                   COM             00163T109     8956    476153 SH       DEFINED    1,4,5       130763      345390
AMB Property Corp                   COM             00163T109      289     15384 SH       OTHER      1,2,4,5      15384
AMB Property Corp                   COM             00163T109      259     13775 SH       OTHER      1,3,4,5      13775
American Campus Communities         COM             024835100    45321   2043333 SH       DEFINED    1,4,5       793852     1249481
American Campus Communities         COM             024835100     1446     65216 SH       OTHER      1,2,4,5      65216
American Campus Communities         COM             024835100     1253     56475 SH       OTHER      1,3,4,5      56475
Avalonbay Communities Inc           COM             053484101    72656   1298812 SH       DEFINED    1,4,5       479896      818916
Avalonbay Communities Inc           COM             053484101     2219     39672 SH       OTHER      1,2,4,5      39672
Avalonbay Communities Inc           COM             053484101     1929     34476 SH       OTHER      1,3,4,5      34476
Biomed Realty Trust Inc             COM             09063H107     9191    898417 SH       DEFINED    1,4,5       533228      365189
Biomed Realty Trust Inc             COM             09063H107      363     35500 SH       OTHER      1,2,4,5      35500
Biomed Realty Trust Inc             COM             09063H107      314     30700 SH       OTHER      1,3,4,5      30700
Boston Properties Inc               COM             101121101    69445   1455868 SH       DEFINED    1,4,5       548991      906877
Boston Properties Inc               COM             101121101     2074     43485 SH       OTHER      1,2,4,5      43485
Boston Properties Inc               COM             101121101     1770     37100 SH       OTHER      1,3,4,5      37100
Camden Property Trust               COM SH BEN INT  133131102    28860   1045660 SH       DEFINED    1,4,5       373401      672259
Camden Property Trust               COM SH BEN INT  133131102      854     30950 SH       OTHER      1,2,4,5      30950
Camden Property Trust               COM SH BEN INT  133131102      745     27000 SH       OTHER      1,3,4,5      27000
Cogdell Spencer Inc                 COM             19238U107      858    200000 SH       DEFINED    1,4,5                   200000
Corporate Office Properties Trust   COM SH BEN INT  22002T108    48512   1654023 SH       DEFINED    1,4,5       616181     1037842
Corporate Office Properties Trust   COM SH BEN INT  22002T108     1500     51136 SH       OTHER      1,2,4,5      51136
Corporate Office Properties Trust   COM SH BEN INT  22002T108     1293     44100 SH       OTHER      1,3,4,5      44100
Digital Realty Trust Inc            COM             253868103    65557   1828657 SH       DEFINED    1,4,5       687006     1141651
Digital Realty Trust Inc            COM             253868103     1920     53556 SH       OTHER      1,2,4,5      53556
Digital Realty Trust Inc            COM             253868103     1653     46100 SH       OTHER      1,3,4,5      46100
EastGroup Properties Inc            COM             277276101    23505    711844 SH       DEFINED    1,4,5       296933      414911
EastGroup Properties Inc            COM             277276101      742     22475 SH       OTHER      1,2,4,5      22475
EastGroup Properties Inc            COM             277276101      654     19800 SH       OTHER      1,3,4,5      19800
Entertainment Properties Trust      COM             29380T105     2633    127832 SH       DEFINED    1,4,5        34642       93190
Equity Lifestyle Properties Inc     COM             29472R108    38025   1022740 SH       DEFINED    1,4,5       375587      647153
Equity Lifestyle Properties Inc     COM             29472R108     1167     31380 SH       OTHER      1,2,4,5      31380
Equity Lifestyle Properties Inc     COM             29472R108     1084     29150 SH       OTHER      1,3,4,5      29150
Equity Residential                  SH BEN INT      29476L107    33823   1521487 SH       DEFINED    1,4,5       461623     1059864
Equity Residential                  SH BEN INT      29476L107     1256     56519 SH       OTHER      1,2,4,5      56519
Equity Residential                  SH BEN INT      29476L107     1134     51000 SH       OTHER      1,3,4,5      51000
Essex Property Trust Inc            COM             297178105    31018    498445 SH       DEFINED    1,4,5       190408      308037
Essex Property Trust Inc            COM             297178105      989     15892 SH       OTHER      1,2,4,5      15892
Essex Property Trust Inc            COM             297178105      859     13800 SH       OTHER      1,3,4,5      13800
Federal Realty Investment Trust     COM             313747206    59462   1154153 SH       DEFINED    1,4,5       465831      688322
Federal Realty Investment Trust     COM             313747206     1987     38565 SH       OTHER      1,2,4,5      38565
Federal Realty Investment Trust     COM             313747206     1731     33600 SH       OTHER      1,3,4,5      33600
HCP Inc                             COM             40414L109    78030   3682385 SH       DEFINED    1,4,5      1278767     2403618
HCP Inc                             COM             40414L109     2054     96925 SH       OTHER      1,2,4,5      96925
HCP Inc                             COM             40414L109     1757     82900 SH       OTHER      1,3,4,5      82900
Health Care REIT Inc                COM             42217K106    72293   2120032 SH       DEFINED    1,4,5       737469     1382563
Health Care REIT Inc                COM             42217K106     2087     61191 SH       OTHER      1,2,4,5      61191
Health Care REIT Inc                COM             42217K106     1737     50950 SH       OTHER      1,3,4,5      50950
Highwoods Properties Inc            COM             431284108    24487   1094625 SH       DEFINED    1,4,5       316825      777800
Highwoods Properties Inc            COM             431284108      859     38400 SH       OTHER      1,2,4,5      38400
Highwoods Properties Inc            COM             431284108      752     33600 SH       OTHER      1,3,4,5      33600
Hospitality Properties Trust        COM             44106M102    13992   1176817 SH       DEFINED    1,4,5       435526      741291
Hospitality Properties Trust        COM             44106M102      432     36300 SH       OTHER      1,2,4,5      36300
Hospitality Properties Trust        COM             44106M102      380     32000 SH       OTHER      1,3,4,5      32000
Host Hotels & Resorts Inc           COM             44107P104    31498   3754199 SH       DEFINED    1,4,5      1429039     2325160
Host Hotels & Resorts Inc           COM             44107P104     1071    127680 SH       OTHER      1,2,4,5     127680
Host Hotels & Resorts Inc           COM             44107P104      941    112119 SH       OTHER      1,3,4,5     112119
LaSalle Hotel Properties            COM             517942108    10972    889172 SH       DEFINED    1,4,5       369862      519310
LaSalle Hotel Properties            COM             517942108      346     28000 SH       OTHER      1,2,4,5      28000
LaSalle Hotel Properties            COM             517942108      294     23800 SH       OTHER      1,3,4,5      23800
Liberty Property Trust              SH BEN INT      531172104     1392     60400 SH       DEFINED    1,4,5                    60400
LTC Properties Inc                  COM             502175102     1470     71900 SH       DEFINED    1,4,5                    71900
Mack-Cali Realty Corporation        COM             554489104    22275    976983 SH       DEFINED    1,4,5       380573      596410
Mack-Cali Realty Corporation        COM             554489104      591     25900 SH       OTHER      1,2,4,5      25900
Mack-Cali Realty Corporation        COM             554489104      504     22100 SH       OTHER      1,3,4,5      22100
National Retail Properties Inc      COM             637417106    26917   1551425 SH       DEFINED    1,4,5       489169     1062256
National Retail Properties Inc      COM             637417106      645     37180 SH       OTHER      1,2,4,5      37180
National Retail Properties Inc      COM             637417106      517     29800 SH       OTHER      1,3,4,5      29800
Nationwide Health Properties Inc    COM             638620104    16607    645195 SH       DEFINED    1,4,5       211752      433443
Nationwide Health Properties Inc    COM             638620104      451     17530 SH       OTHER      1,2,4,5      17530
Nationwide Health Properties Inc    COM             638620104      394     15300 SH       OTHER      1,3,4,5      15300
Omega Healthcare Investors Inc      COM             681936100      792     51000 SH       DEFINED    1,4,5                    51000
Parkway Properties Inc              COM             70159Q104      313     24100 SH       DEFINED    1,4,5                    24100
Plum Creek Timber Co Inc            COM             729251108    41786   1403148 SH       DEFINED    1,4,5       150798     1252350
ProLogis                            COM             743410102    22015   2731441 SH       DEFINED    1,4,5      1017838     1713603
ProLogis                            COM             743410102      629     78100 SH       OTHER      1,2,4,5      78100
ProLogis                            COM             743410102      656     81400 SH       OTHER      1,3,4,5      81400
PS Business Parks Inc               COM             69360J107    19126    394840 SH       DEFINED    1,4,5       187557      207283
PS Business Parks Inc               COM             69360J107      770     15905 SH       OTHER      1,2,4,5      15905
PS Business Parks Inc               COM             69360J107      678     14000 SH       OTHER      1,3,4,5      14000
Public Storage Inc                  COM             74460D109    97255   1485256 SH       DEFINED    1,4,5       554704      930552
Public Storage Inc                  COM             74460D109     3163     48309 SH       OTHER      1,2,4,5      48309
Public Storage Inc                  COM             74460D109     2699     41215 SH       OTHER      1,3,4,5      41215
Realty Income Corp                  COM             756109104    15260    696180 SH       DEFINED    1,4,5        95480      600700
Regency Centers Corp                COM             758849103    34459    987078 SH       DEFINED    1,4,5       355705      631373
Regency Centers Corp                COM             758849103     1044     29893 SH       OTHER      1,2,4,5      29893
Regency Centers Corp                COM             758849103      909     26050 SH       OTHER      1,3,4,5      26050
Saul Ctrs Inc Com                   COM             804395101     1479     50000 SH       DEFINED    1,4,5                    50000
Senior Housing Properties Trust     COM SH BEN INT  81721M109     2437    149300 SH       DEFINED    1,4,5                   149300
Simon Property Group Inc            COM             828806109   149405   2905013 SH       DEFINED    1,4,5      1144217     1760796
Simon Property Group Inc            COM             828806109     4921     95683 SH       OTHER      1,2,4,5      95683
Simon Property Group Inc            COM             828806109     4260     82824 SH       OTHER      1,3,4,5      82824
Sovran Self Storage Inc             COM             84610H108      937     38100 SH       DEFINED    1,4,5                    38100
Tanger Factory Outlet Centers Inc   COM             875465106    32247    994345 SH       DEFINED    1,4,5       223328      771017
Tanger Factory Outlet Centers Inc   COM             875465106      530     16350 SH       OTHER      1,2,4,5      16350
Tanger Factory Outlet Centers Inc   COM             875465106      441     13600 SH       OTHER      1,3,4,5      13600
Taubman Centers Inc                 COM             876664103     2560     95300 SH       DEFINED    1,4,5                    95300
UDR Inc                             COM             902653104     2847    275616 SH       DEFINED    1,4,5       274111        1505
Universal Health Realty Income      COM             91359E105      785     24900 SH       DEFINED    1,4,5                    24900
Ventas Inc                          COM             92276F100    45615   1527643 SH       DEFINED    1,4,5       531618      996025
Ventas Inc                          COM             92276F100     1475     49408 SH       OTHER      1,2,4,5      49408
Ventas Inc                          COM             92276F100     1275     42703 SH       OTHER      1,3,4,5      42703
Vornado Realty Trust                SH BEN INT      929042109    72539   1610896 SH       DEFINED    1,4,5       582327     1028569
Vornado Realty Trust                SH BEN INT      929042109     1976     43889 SH       OTHER      1,2,4,5      43889
Vornado Realty Trust                SH BEN INT      929042109     1691     37551 SH       OTHER      1,3,4,5      37551
Washington REIT                     COM             939653101    30318   1355297 SH       DEFINED    1,4,5       466870      888427
Washington REIT                     COM             939653101     1055     47180 SH       OTHER      1,2,4,5      47180
Washington REIT                     COM             939653101      940     42000 SH       OTHER      1,3,4,5      42000
REPORT SUMMARY                               111 DATA RECORDS  1506743           5    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED